Parent Company Financial Statements	12 Months Ended
Dec. 31, 2013
Parent Company Financial Statements [Abstract]
Parent Company Financial Statements

 Note 24—Parent Company Financial Statements

Xenith Bankshares, Inc. is the parent company of Xenith Bank. The following table presents the assets, liabilities and shareholders’ equity of Xenith Bankshares, Inc. for the dates stated:

	December 31, 2013	December 31, 2012
Assets
Cash	$1,225	$740
Investment in subsidiary	86,375	86,893
Deferred tax asset	195	-
Other assets	8	-
Total assets	$87,803	$87,633
Liabilities and shareholders' equity
Accounts payable	20	-
Due to subsidiary	$97	$86
Total liabilities	$117	$86
Shareholders' equity
Preferred stock, $1.00 par value, $1,000 liquidation value, 25,000,000 shares authorized as of December 31, 2013 and 2012; 8,381 shares issued and outstanding as of
December 31, 2013 and 2012	8,381	8,381
Common stock, $1.00 par value, 100,000,000 shares authorized as of December 31,
2013 and 2012; 10,437,630 and 10,488,060 shares issued and outstanding as of
December 31, 2013 and 2012, respectively	10,438	10,488
Additional paid-in capital	71,797	71,414
Accumulated deficit	(1,758)	(3,660)
Accumulated other comprehensive (loss) income, net of tax	(1,172)	924
Total shareholders' equity	87,686	87,547
Total liabilities and shareholders' equity	$87,803	$87,633

The following table presents the income statements of Xenith Bankshares, Inc. for the dates stated:

	December 31, 2013	December 31, 2012
Income	$-	$-
Total income	-	-
Expense
Other operating expenses	370	496
Total expense	370	496
Loss before income taxes and equity in undistributed
income of subsidiaries	(370)	(496)
Income tax benefit	126	169
Equity in undistributed income of subsidiaries	2,230	7,706
Net income	$1,986	$7,379